Related Party Transactions	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Related Party Transactions
26.	Related Party Transactions
Compensation of Key Management Personnel
Key management personnel compensation, including directors, is as follows:

	Years Ended December 31

(in thousands)	2025	2024

Short-term benefits 1	$9,566	$8,538

Post-employment benefits	916	885

Termination benefits	4,465	-

PSUs 2	12,842	9,250

Equity settled stock based compensation (a non-cash expense) 3	3,636	3,929

Total executive compensation	$31,425	$22,602

1)	Short-term employee benefits include salaries, bonuses payable within twelve months of the balance sheet date and other annual employee benefits.
2)
As more fully disclosed in Note 20.1, PSU compensation expense is recorded on a straight-line basis over the three year vesting period, with the expense being adjusted at the end of each reporting period to reflect (i) the fair value of common shares; (ii) the number of PSUs anticipated to vest; and (iii) the anticipated performance factor.

3)	As more fully disclosed in Notes 19.1 and 19.2, equity settled stock based compensation expense is recorded on a straight-line basis over the vesting period.